Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2021
Asset retirement obligation
Asset Retirement Obligation
	2021	2020	2019
ARO balance, beginning of the year	$22,741	$21,481	$26,779
Accretion expense	2,069	2,069	2,068
Change in ARO estimates	(2,473)	-	-
Costs incurred	-	(809)	(7,366)
ARO balance, end of the year	22,337	22,741	21,481